SUBSEQUENT EVENTS (Details Narrative)																		12 Months Ended
	Apr. 28, 2026 $ / shares shares	Apr. 10, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) Integer shares	Mar. 30, 2026 USD ($) shares	Dec. 06, 2025 shares	Dec. 05, 2025 $ / shares shares	Dec. 02, 2025 $ / shares	Nov. 21, 2025 USD ($)	Nov. 11, 2025 USD ($)	Nov. 11, 2025 CNY (¥)	Oct. 20, 2025 USD ($)	Oct. 16, 2025 USD ($)	Sep. 30, 2025 USD ($) Integer shares	Sep. 29, 2025 USD ($) shares	Aug. 22, 2025 USD ($)	Jul. 01, 2025	Oct. 03, 2024 USD ($)	Sep. 30, 2025 USD ($) Integer shares	Dec. 24, 2025 shares	Dec. 12, 2025 USD ($) Integer	Dec. 04, 2025 shares	Sep. 30, 2024 USD ($) shares
Subsequent Event [Line Items]
Number of shares transaction amount | $			$ 2,000,000	$ 2,000,000									$ 13,382,030	$ 13,382,030
Sale of stock transaction description																Bitcoin-related asset transaction with a total transaction value of $55.0 million. Under the agreement, the advisory fee is calculated at 10% of the transaction value, amounting to $5.5 million.
Shares issued on consideration | shares			416,667	8,333,333									1,459,388	29,187,764
Reverse stock split						1-for-20	1-for-20 Reverse Stock Split											1-for-20 reverse stock split
Common stock, par value | $ / shares						$ 0.00001
Reverse stock splits, shares | shares													196,514,084					196,514,084
Common stock, shares issued | shares			89,971,288			9,825,704							9,825,704					9,825,704			196,514,084	248,912
Common stock, shares outstanding | shares			89,971,288			9,825,704							9,825,704					9,825,704			196,514,084	248,912
Crypto assets, number of units | Integer			730										500					500
Cost of crypto asset | $			$ 49,847,670										$ 55,000,000					$ 55,000,000
Cash and Carrying value | $													$ 11,893,318					$ 11,893,318				$ 4,548,035
Monetary damages awarded value | $																	$ 1,041,216
Kim Litigation [Member]
Subsequent Event [Line Items]
Monetary damages sought value | $																	$ 1,041,216
Ex-Directors Lawsuit [Member]
Subsequent Event [Line Items]
Monetary damages awarded value | $															$ 58,920.34
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued on consideration | shares					1,000,000
Reverse stock split						1-for-20 reverse stock split	1-for-20 reverse stock split
Common stock, par value | $ / shares		$ 0.00001				$ 0.00001	$ 0.00001
Common stock, shares issued | shares						9,825,704															196,514,084
Common stock, shares outstanding | shares						9,825,704															196,514,084
Total consideration | $												$ 12,963,548
Payment refund									$ 1,404,745	¥ 10,001,000
Subsequent Event [Member] | Ex-Directors Lawsuit [Member]
Subsequent Event [Line Items]
Increase in monetary damages awarded value | $								$ 222,062.28
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common stock shares, authorized | shares																			600,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock shares, authorized | shares																			2,000,000,000
Bitcoin Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Estimated aggregate purchase price | $											$ 24,610,000
Crypto assets, number of units | Integer																				230
Cost of crypto asset | $																				$ 24,456,951
Investor [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares transaction amount | $		$ 3,400,000
Sale of stock transaction description		(i) 90% of the lowest traded price of the common stock on the applicable purchase date or (ii) 85% of the lowest volume weighted average price (VWAP) of the Common Stock during the applicable pricing period
Price per share | $ / shares		$ 0.01
Number of shares transaction amount | $		$ 200,000
Number of shares transaction of common stock issuable | shares		340,000,000
Primary Offering Prospectus [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Price per share | $ / shares	$ 0.00001
Shares issued on consideration | shares	900,000,000
Resale Prospectus [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued on consideration | shares	43,000,000